Long Term Debt - Non-Convertible Debentures - Additional Information (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Debt Instrument [Line Items]
Debt issuance expense	₨ 850,715	$ 12,298	₨ 827,539
Debt instrument carrying amount	68,947,398	996,926	53,108,823
12.30% Non Convertible Debentures [Member]
Debt Instrument [Line Items]
Non-convertible debentures			1,864,584
Debt issuance expense			₨ 35,416
Debt instrument interest rate			12.30%
Debt instrument carrying amount	1,863,899	26,951
10.50% Non Convertible Debentures [Member]
Debt Instrument [Line Items]
Non-convertible debentures	1,477,930	21,370
Debt issuance expense	₨ 22,070	$ 319
Debt instrument interest rate	10.50%	10.50%
Debt instrument carrying amount	₨ 1,490,807	$ 21,556
Interest on non-convertible debentures description	The debentures are repayable on the expiry of a period of 15 months from the date of allotment and interest payments are payable every three months commenced December 2018
Non Convertible Debentures | Subsidiaries Two [Member]
Debt Instrument [Line Items]
Non-convertible debentures	₨ 547,996	7,924
Debt issuance expense	₨ 14,044	$ 203
Debt instrument interest rate	10.32%	10.32%
Debt instrument carrying amount	₨ 548,347	$ 7,929
Interest on non-convertible debentures description	The debentures are repayable on October 2024 and interest payments are payable every three months commencing from April 2019